Fair Value Measurements - Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Fair Value Measurements - Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments (Parenthetical) (Detail) [Line Items]
Available-for-sale investments, cost basis	$ 2	$ 3
Available-for-sale investments, fair value	$ 2	$ 3